ACQUISITION OF SUBSIDIARIES	6 Months Ended
Jun. 30, 2013
ACQUISITION OF SUBSIDIARIES [Abstract]
ACQUISITION OF SUBSIDIARIES
10. ACQUISITION OF SUBSIDIARIES

Effective January 10, 2013 the Company acquired Scandic. The purchase price was $33.3 million, $18.1 million of which was paid in shares, $8.0 million of which was paid in cash and $7.2 million in payable to seller for additional assets which were sold during the first quarter of 2013. The number of shares transferred was 1,910,117, trading at $9,50 on the acquisition date. The share component of the purchase price is subject to a one-year lock-up, while the cash component was primarily used by the seller to pay taxes associated with this transaction. The transaction was effective January 10, 2013, and the Manager is a wholly-owned subsidiary of the Company. In addition to gaining full direct control of the Manager's operations, the Company is no longer obligated to maintain the Managers ownership of the Company's common shares at 2%. The Company shares owned by the Manager were not part of the transaction and remained with the seller. The acquisition was accounted for using the acquisition method.

Effective January 2, 2013, the Company acquired the remaining 50% of Orion Tankers Ltd at its nominal book values as of December 31, 2012. It was determined that the fair value of the assets and liabilities of Orion Tankers Ltd matched their book values. Fair value of total assets acquired was $1.8m and liabilities assumed $1.3m, accordingly the cash consideration for the Company was $0.3 for the 50% stake and no goodwill or gain/loss was recognized.

For further background and details related to the acquisitions please see note 3.

The fair value of the assets and liabilities of the Scandic were determined with assistance of en external valuation specialist. The following is a provisional summary of the fair values of the assets and liabilities:

Amounts in $ million	Scandic As of January 10, 2013
ASSETS
Cash and cash equivalents	0.4
Assets held for sale	6.6
Other current assets	2.4
Furniture, fixture and equipment	1.0
Other non-current assets	0.2
Total assets acquired	10.6
LIABILITIES
Accounts payable	0.2
Tax payable	0.2
Other current liabilities	0.9
Total liabilities assumed	1.3
Net assets acquired	9.3
Cash consideration	8.0
Common shares issued	18.1
Payable to seller	7.2
Total consideration	33.3
Net assets acquired	9.3
Difference	24.0
Settlement loss	5.0
Net Goodwill recognized	19.0

The settlement loss of $5.0 million relates to a preexisting contractual relationship between the acquirer and acquiree which was recognized as a loss in the income statement for the six months ended June 30, 2013.